	Perkins Discovery Fund
Schedule of Investments		June 30, 2023 (unaudited)
		Shares	Fair Value
98.74%	COMMON STOCKS
1.78%	BIOTECHNOLOGY
	Journey Medical Corp.(A) . . . . . . . .	22,000	$34,980
	MDxHealth SA(A) . . . . . . . . . . . .	35,000	119,350
			154,330
8.69%	CONSUMER DISCRETIONARY
	iMedia Brands, Inc.(A) . . . . . . . . . .	35,700	4,713
	Magnite, Inc.(A) . . . . . . . . . . . . .	20,000	273,000
	Perion Network Ltd.(A) . . . . . . . . . .	15,500	475,385
			753,098
1.38%	FINANCIALS
	FlexShopper, Inc.(A) . . . . . . . . . . .	93,500	119,680
21.52%	HEALTH CARE DRUGS/SERVICES
	ANI Pharmaceuticals, Inc.(A) . . . . . . .	7,100	382,193
	NeoGenomics, Inc.(A) . . . . . . . . . .	22,000	353,540
	Veracyte, Inc.(A) . . . . . . . . . . . . .	21,500	547,605
	Vericel Corp.(A) . . . . . . . . . . . . .	15,500	582,335
			1,865,673
5.69%	HEALTH CARE MANUFACTURING
	AtriCure, Inc.(A) . . . . . . . . . . . . .	10,000	493,600
11.46%	HEALTH CARE SUPPLIES
	Axogen, Inc.(A) . . . . . . . . . . . . .	32,500	296,725
	BioLife Solutions, Inc.(A) . . . . . . . . .	15,500	342,550
	Cryoport, Inc.(A) . . . . . . . . . . . . .	10,000	172,500
	Exagen, Inc.(A) . . . . . . . . . . . . .	16,500	47,850
	Perspective Theraputics, Inc.(A) . . . . . .	200,000	133,600
			993,225

1

QUARTERLY REPORT

	Perkins Discovery Fund
Schedule of Investments - continued		June 30, 2023 (unaudited)
		Shares	Fair Value
12.75%	HEALTH CARE SUPPORT
	Natera, Inc.(A) . . . . . . . . . . . . .	11,000	$535,260
	Option Care Health, Inc.(A) . . . . . . . .	14,500	471,105
	Rockwell Medical, Inc.(A) . . . . . . . . .	18,181	99,268
			1,105,633
6.55%	HEALTH CARE TECHNOLOGY
	Fortress Biotech, Inc.(A) . . . . . . . . .	69,500	38,225
	OptimizeRx Corp.(A) . . . . . . . . . . .	14,000	200,060
	Streamline Health Solutions, Inc.(A) . . . .	131,500	167,005
	Tactile Systems Technology, Inc.(A) . . . .	6,500	162,045
			567,335
17.47%	INFORMATION TECHNOLOGY
	Airgain, Inc.(A) . . . . . . . . . . . . .	15,500	83,700
	Akoustis Technologies, Inc.(A) . . . . . .	29,000	92,220
	Cantaloupe, Inc.(A) . . . . . . . . . . .	43,000	342,280
	Digi International, Inc.(A) . . . . . . . . .	11,800	464,802
	Inuvo, Inc.(A) . . . . . . . . . . . . . .	514,500	114,219
	Perficient, Inc.(A) . . . . . . . . . . . .	5,000	416,650
			1,513,871
11.45%	SOFTWARE SERVICES
	Asure Software, Inc.(A) . . . . . . . . . .	33,000	401,280
	ePlus, Inc.(A) . . . . . . . . . . . . . .	10,500	591,150
			992,430
98.74%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .		$8,558,875

2

QUARTERLY REPORT

	Perkins Discovery Fund
Schedule of Investments - continued		June 30, 2023 (unaudited)
		Shares	Fair Value
1.30%	SHORT-TERM INVESTMENTS
	Fidelity Investments Money Market
	Government Portfolio
	Institutional Class 4.99%(B) . . . . . . .	113,108	$113,108
100.04%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		8,671,983
(0.04%)	Liabilities in excess of other assets . . . . . . . . . . .		(3,709)
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$8,668,274

(A)Non-income producing

(B)Effective 7 day yield as of June 30, 2023

3

QUARTERLY REPORT

Perkins Discovery Fund

Schedule of Investments - continued	June 30, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks . . . . . .	$8,558,875	$—	$—	$8,558,875
Short-Term Investments . . .	113,108	—	—	113,108
Total Investments . . . . . .	$8,671,983	$—	$—	$8,671,983

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2023.

At June 30, 2023, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $5,487,539 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . $ 4,967,813

Gross unrealized depreciation . . (1,783,369)

Net unrealized appreciation . . . $ 3,184,444

4

QUARTERLY REPORT